UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

September 30, 2013

1.924256.102

SED-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount (d)	Value
Argentina - 1.8%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 4,704,540	$ 4,504,597
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		5,103,000	2,602,530
Pan American Energy LLC 7.875% 5/7/21 (f)		5,005,000	5,005,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		9,710,000	8,739,000
TOTAL ARGENTINA			20,851,127
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		3,575,000	3,498,853
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	10,572,000	4,650,860
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		3,250,000	2,567,500
Magnesita Finance Ltd. 8.625% (f)(g)		1,895,000	1,771,825
TOTAL BRITISH VIRGIN ISLANDS			8,990,185
Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		4,748,000	5,032,880
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		3,220,000	0
TOTAL CANADA			5,032,880
Cayman Islands - 1.6%
Odebrecht Finance Ltd. 7.5% (f)(g)		8,650,000	8,390,500
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		3,265,000	3,279,970
6.875% 1/20/40		2,915,000	2,851,162
8.375% 12/10/18		3,055,000	3,646,906
TOTAL CAYMAN ISLANDS			18,168,538
Croatia - 0.1%
Hrvatska Elektroprivreda 6% 11/9/17 (f)		1,025,000	1,050,625
El Salvador - 0.3%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,734,000	3,892,695
Georgia - 0.7%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		4,065,000	4,308,900
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		2,135,000	2,193,713
JSC Georgian Railway 7.75% 7/11/22 (f)		1,565,000	1,627,600
TOTAL GEORGIA			8,130,213
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,290,000	2,347,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hungary - 0.2%
Magyar Export-Import Bank 5.5% 2/12/18 (f)		$ 1,755,000	$ 1,765,969
Indonesia - 2.0%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		2,510,000	2,610,400
PT Adaro Indonesia 7.625% 10/22/19 (f)		4,870,000	5,074,540
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		1,725,000	1,660,313
PT Pertamina Persero:
4.3% 5/20/23 (f)		1,880,000	1,607,400
4.875% 5/3/22 (f)		3,070,000	2,778,350
5.25% 5/23/21 (f)		2,200,000	2,084,500
5.625% 5/20/43 (f)		2,334,000	1,820,520
6% 5/3/42 (f)		3,195,000	2,587,950
6.5% 5/27/41 (f)		3,220,000	2,801,400
TOTAL INDONESIA			23,025,373
Ireland - 1.3%
CBOM Finance PLC 8.25% 8/5/14		1,620,000	1,676,700
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		2,575,000	2,768,125
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		2,695,000	2,769,113
6.8% 11/22/25 (f)		2,869,000	3,019,623
6.902% 7/9/20 (f)		4,815,000	5,284,463
TOTAL IRELAND			15,518,024
Kazakhstan - 1.4%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,100,000	1,006,500
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,050,000	959,385
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		2,385,000	2,695,050
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		1,840,000	1,716,352
5.75% 4/30/43 (f)		2,820,000	2,477,088
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		3,975,000	4,193,625
Zhaikmunai International BV 7.125% 11/13/19 (f)		3,330,000	3,488,175
TOTAL KAZAKHSTAN			16,536,175
Luxembourg - 2.9%
Alrosa Finance SA 7.75% 11/3/20 (f)		2,650,000	2,928,250
Aquarius Investments Luxemburg 8.25% 2/18/16		3,685,000	3,869,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
EVRAZ Group SA:
6.5% 4/22/20 (f)		$ 1,615,000	$ 1,481,763
8.25% 11/10/15 (f)		5,975,000	6,393,250
9.5% 4/24/18 (Reg. S)		2,150,000	2,327,375
RSHB Capital SA 6% 6/3/21 (f)(i)		1,305,000	1,286,991
TMK Capital SA 7.75% 1/27/18		4,970,000	5,193,650
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		2,710,000	2,747,263
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		6,250,000	6,913,750
TOTAL LUXEMBOURG			33,141,542
Mexico - 4.5%
Alestra SA de RL de CV 11.75% 8/11/14		2,530,000	2,710,263
Comision Federal de Electricid 5.75% 2/14/42 (f)		950,000	878,750
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		5,329,000	5,329,000
Office Depot de Mexico SA de C 6.875% 9/20/20 (f)		1,695,000	1,682,288
Petroleos Mexicanos:
3.5% 1/30/23		3,085,000	2,812,440
4.875% 1/24/22		2,585,000	2,640,578
4.875% 1/18/24		1,670,000	1,687,953
5.5% 1/21/21		3,400,000	3,651,600
5.5% 6/27/44		4,555,000	4,145,050
6% 3/5/20		2,000,000	2,203,000
6.5% 6/2/41		6,205,000	6,515,250
6.625% (f)(g)		11,305,000	11,418,050
8% 5/3/19		1,500,000	1,826,250
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		3,935,000	3,984,188
TOTAL MEXICO			51,484,660
Netherlands - 3.6%
Access Finance BV 7.25% 7/25/17 (f)		1,995,000	1,985,025
DTEK Finance BV 9.5% 4/28/15 (f)		322,000	317,428
GTB Finance BV 7.5% 5/19/16 (f)		2,650,000	2,785,680
HSBK (Europe) BV 7.25% 5/3/17 (f)		2,625,000	2,743,125
Indo Energy Finance BV 7% 5/7/18 (f)		4,290,000	4,139,850
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,050,000	2,142,250
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,804,813
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,885,000	1,885,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		2,235,000	2,252,210
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,025,000	2,217,375
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
KazMunaiGaz Finance Sub BV: - continued
9.125% 7/2/18 (f)		$ 2,975,000	$ 3,622,063
Listrindo Capital BV 6.95% 2/21/19 (f)		1,530,000	1,552,950
Majapahit Holding BV 7.75% 1/20/20 (f)		1,535,000	1,692,338
Metinvest BV 10.25% 5/20/15 (f)		3,100,000	3,100,000
Myriad International Holding BV 6% 7/18/20 (f)		1,695,000	1,788,734
Nord Gold NV 6.375% 5/7/18 (f)		3,075,000	2,852,063
Petrobras Global Finance BV 2.4081% 1/15/19 (i)		3,040,000	2,979,200
VimpelCom Holdings BV 5.2% 2/13/19 (f)		1,690,000	1,675,297
TOTAL NETHERLANDS			41,535,401
Nigeria - 0.2%
FBN Finance Co. BV 8.25% 8/7/20 (f)(i)		1,720,000	1,720,000
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		5,714,000	5,656,860
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,050,000	3,202,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		1,620,000	1,603,800
TOTAL PARAGUAY			4,806,300
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)(i)		3,785,000	3,974,250
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		1,600,000	1,928,000
TOTAL PHILIPPINES			5,902,250
Russia - 0.6%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		5,710,000	6,644,727
Turkey - 0.8%
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	3,145,000	1,389,526
Finansbank A/S:
5.15% 11/1/17 (f)		5,880,000	5,527,200
5.5% 5/11/16 (Reg. S)		2,000,000	1,960,000
TOTAL TURKEY			8,876,726
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		4,405,000	4,074,625
United Kingdom - 0.8%
Afren PLC 11.5% 2/1/16 (f)		1,950,000	2,227,875
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		4,720,000	4,141,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		$ 550,000	$ 456,500
Shortline PLC 9.5% 5/21/18 (f)		1,175,000	935,653
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		2,150,000	1,655,500
TOTAL UNITED KINGDOM			9,417,328
United States of America - 1.5%
Pemex Project Funding Master Trust:
6.625% 6/15/35		7,845,000	8,413,763
6.625% 6/15/38		285,000	301,388
8.625% 12/1/23		320,000	390,400
Severstal Columbus LLC 10.25% 2/15/18		3,770,000	4,005,625
Southern Copper Corp.:
6.75% 4/16/40		1,760,000	1,712,999
7.5% 7/27/35		2,490,000	2,641,517
TOTAL UNITED STATES OF AMERICA			17,465,692
Venezuela - 5.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		12,240,000	11,517,840
5.375% 4/12/27		3,545,000	2,038,375
5.5% 4/12/37		1,710,000	949,050
8% 11/17/13		5,915,000	5,915,000
8.5% 11/2/17 (f)		28,000,000	25,368,000
8.5% 11/2/17 (Reg. S)		3,600,000	3,261,600
9% 11/17/21 (Reg. S)		2,515,000	2,049,725
9.75% 5/17/35 (f)		6,530,000	4,962,800
12.75% 2/17/22 (f)		11,165,000	10,913,788
TOTAL VENEZUELA			66,976,178
TOTAL NONCONVERTIBLE BONDS (Cost $387,937,576)			386,510,196
Government Obligations - 55.7%

Argentina - 2.9%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,973,976	2,533,410
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
2.5% 12/31/38 (e)		$ 1,660,000	$ 589,300
7% 10/3/15		17,640,000	16,078,860
Buenos Aires Province 11.75% 10/5/15 (f)		2,340,000	2,223,000
City of Buenos Aires 12.5% 4/6/15 (f)		6,435,000	6,628,050
Provincia de Cordoba 12.375% 8/17/17 (f)		5,280,000	4,567,200
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,081,000	1,021,545
TOTAL ARGENTINA			33,641,365
Armenia - 0.2%
Republic of Armenia 6% 9/30/20 (f)(h)		2,270,000	2,210,413
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		1,670,000	1,586,500
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		2,400,000	2,250,000
5.45% 2/9/17 (Reg. S)		1,365,000	1,445,126
TOTAL AZERBAIJAN			3,695,126
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (f)		2,245,000	2,491,950
Bahrain - 0.2%
Bahrain Kingdom 6.125% 8/1/23 (f)		1,725,000	1,720,688
Barbados - 0.2%
Barbados Government:
7% 8/4/22 (f)		1,105,000	1,060,800
7.25% 12/15/21 (f)		1,370,000	1,328,900
TOTAL BARBADOS			2,389,700
Belarus - 1.0%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		9,480,000	9,148,200
8.95% 1/26/18		2,075,000	1,945,313
TOTAL BELARUS			11,093,513
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.4%
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		$ 2,865,000	$ 2,582,081
5.95% 8/22/23 (f)		1,950,000	1,872,000
TOTAL BOLIVIA			4,454,081
Brazil - 2.8%
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		1,190,000	1,193,570
Brazilian Federative Republic:
5.625% 1/7/41		8,150,000	8,129,625
7.125% 1/20/37		6,130,000	7,264,050
8.25% 1/20/34		3,550,000	4,668,250
10.125% 5/15/27		1,870,000	2,837,725
12.25% 3/6/30		4,755,000	7,940,850
TOTAL BRAZIL			32,034,070
Colombia - 1.4%
Colombian Republic:
6.125% 1/18/41		3,170,000	3,455,300
7.375% 9/18/37		3,650,000	4,562,500
10.375% 1/28/33		5,414,000	8,175,140
TOTAL COLOMBIA			16,192,940
Congo - 0.7%
Congo Republic 3.5% 6/30/29 (e)		8,963,652	7,708,740
Costa Rica - 0.4%
Costa Rican Republic:
4.25% 1/26/23 (f)		1,750,000	1,579,375
4.375% 4/30/25 (f)		1,620,000	1,417,500
5.625% 4/30/43 (f)		1,420,000	1,238,950
TOTAL COSTA RICA			4,235,825
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (f)		3,315,000	3,174,113
6.25% 4/27/17 (f)		4,070,000	4,278,384
6.375% 3/24/21 (f)		3,120,000	3,237,000
6.625% 7/14/20 (f)		2,760,000	2,925,600
6.75% 11/5/19 (f)		3,700,000	3,959,000
TOTAL CROATIA			17,574,097
Government Obligations - continued
		Principal Amount (d)	Value
Dominican Republic - 1.0%
Dominican Republic:
1.25% 8/30/24 (i)		$ 4,550,000	$ 3,822,000
5.875% 4/18/24 (f)		1,650,000	1,522,125
7.5% 5/6/21 (f)		3,510,000	3,720,600
9.04% 1/23/18 (f)		2,641,179	2,839,267
TOTAL DOMINICAN REPUBLIC			11,903,992
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (f)		1,000,000	1,005,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,375,000
8.25% 4/10/32 (Reg. S)		1,150,000	1,219,000
TOTAL EL SALVADOR			3,599,000
Gabon - 0.1%
Gabonese Republic 8.2% 12/12/17 (f)		500,000	562,500
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (f)		2,375,000	2,505,625
Ghana - 0.1%
Ghana Republic 7.875% 8/7/23 (f)		1,725,000	1,673,250
Guatemala - 0.2%
Guatemalan Republic 5.75% 6/6/22 (f)		1,955,000	1,994,100
Hungary - 0.9%
Hungarian Republic:
4.125% 2/19/18		2,878,000	2,849,220
4.75% 2/3/15		1,750,000	1,793,750
7.625% 3/29/41		4,778,000	5,112,460
TOTAL HUNGARY			9,755,430
Indonesia - 3.8%
Indonesian Republic:
3.375% 4/15/23 (f)		1,615,000	1,376,788
4.625% 4/15/43 (f)		1,615,000	1,275,850
4.875% 5/5/21 (f)		4,990,000	4,940,100
5.25% 1/17/42 (f)		4,395,000	3,702,788
5.875% 3/13/20 (f)		5,045,000	5,322,475
6.625% 2/17/37 (f)		3,100,000	3,138,750
6.875% 1/17/18 (f)		3,730,000	4,168,275
7.75% 1/17/38 (f)		4,780,000	5,401,400
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
8.5% 10/12/35 (Reg. S)		$ 5,650,000	$ 6,864,750
11.625% 3/4/19 (f)		5,750,000	7,647,500
TOTAL INDONESIA			43,838,676
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,050,000	9,364,875
Ivory Coast - 0.1%
Ivory Coast 7.1% 12/31/32 (e)		1,315,000	1,157,200
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		2,425,000	2,418,938
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (f)		2,930,000	2,779,984
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		9,164,250	8,889,322
4.75% 11/2/16		1,780,000	1,744,400
5.15% 11/12/18		1,800,000	1,737,000
5.45% 11/28/19		3,705,000	3,482,700
6.375% 3/9/20		2,570,000	2,544,300
TOTAL LEBANON			18,397,722
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (f)		3,475,000	3,970,188
6.625% 2/1/22 (f)		2,745,000	3,232,238
7.375% 2/11/20 (f)		3,650,000	4,430,188
TOTAL LITHUANIA			11,632,614
Mexico - 2.8%
United Mexican States:
4.75% 3/8/44		8,928,000	8,057,520
5.75% 10/12/10		3,254,000	3,058,760
6.05% 1/11/40		7,832,000	8,564,292
6.75% 9/27/34		6,535,000	7,743,975
7.5% 4/8/33		1,800,000	2,281,500
8.3% 8/15/31		1,740,000	2,383,800
TOTAL MEXICO			32,089,847
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (f)		$ 2,805,000	$ 2,559,563
5.5% 12/11/42 (f)		1,250,000	1,050,000
TOTAL MOROCCO			3,609,563
Namibia - 0.2%
Republic of Namibia 5.5% 11/3/21 (f)		1,670,000	1,688,621
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,100,000	2,252,250
Nigeria - 0.8%
Central Bank of Nigeria warrants 11/15/20 (a)(j)		3,750	666,713
Republic of Nigeria:
0% 10/10/13	NGN	232,000,000	1,435,372
0% 11/7/13	NGN	311,660,000	1,911,605
5.125% 7/12/18 (f)		1,940,000	1,964,250
6.375% 7/12/23 (f)		1,990,000	2,027,313
6.75% 1/28/21 (f)		1,300,000	1,400,750
TOTAL NIGERIA			9,406,003
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		8,256,000	8,070,240
Panama - 0.4%
Panamanian Republic:
4.3% 4/29/53		1,480,000	1,154,400
6.7% 1/26/36		1,300,000	1,485,250
8.875% 9/30/27		1,265,000	1,739,375
TOTAL PANAMA			4,379,025
Paraguay - 0.1%
Republic of Paraguay 4.625% 1/25/23 (f)		825,000	740,438
Peru - 0.9%
Peruvian Republic:
4% 3/7/27 (e)		3,350,000	3,350,000
5.625% 11/18/50		660,000	686,400
8.75% 11/21/33		4,730,000	6,858,500
TOTAL PERU			10,894,900
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 1.8%
Philippine Republic:
6.375% 1/15/32		$ 1,190,000	$ 1,392,300
7.75% 1/14/31		4,860,000	6,318,000
9.5% 2/2/30		4,805,000	7,135,425
10.625% 3/16/25		3,535,000	5,373,200
TOTAL PHILIPPINES			20,218,925
Poland - 0.2%
Polish Government 3% 3/17/23		2,010,000	1,841,663
Romania - 0.6%
Romanian Republic:
4.375% 8/22/23 (f)		2,308,000	2,204,140
6.75% 2/7/22 (f)		4,521,000	5,131,335
TOTAL ROMANIA			7,335,475
Russia - 5.3%
Russian Federation:
4.875% 9/16/23 (f)		1,600,000	1,636,000
5.625% 4/4/42 (f)		4,800,000	4,908,000
5.875% 9/16/43 (f)		1,800,000	1,860,840
7.5% 3/31/30 (Reg. S)		28,163,850	33,233,317
12.75% 6/24/28 (Reg. S)		11,380,000	19,658,950
TOTAL RUSSIA			61,297,107
Serbia - 1.0%
Republic of Serbia:
4.875% 2/25/20 (f)		2,275,000	2,098,688
5.25% 11/21/17 (f)		1,300,000	1,290,250
6.75% 11/1/24 (f)		6,419,246	6,242,717
7.25% 9/28/21 (f)		2,200,000	2,290,750
TOTAL SERBIA			11,922,405
South Africa - 0.1%
South African Republic 5.875% 9/16/25		995,000	1,045,994
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		1,195,000	1,087,450
6.25% 10/4/20 (f)		4,880,000	4,709,200
6.25% 7/27/21 (f)		2,520,000	2,394,000
7.4% 1/22/15 (f)		4,305,000	4,466,438
TOTAL SRI LANKA			12,657,088
Government Obligations - continued
		Principal Amount (d)	Value
Tanzania - 0.2%
Tanzania United Republic of 6.3921% 3/8/20 (i)		$ 2,260,000	$ 2,327,800
Turkey - 5.7%
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		590,000	607,700
Turkish Republic:
4.875% 4/16/43		1,615,000	1,332,375
5.125% 3/25/22		2,815,000	2,807,963
5.625% 3/30/21		3,275,000	3,414,188
6% 1/14/41		3,880,000	3,734,500
6.25% 9/26/22		2,725,000	2,925,833
6.75% 4/3/18		4,600,000	5,094,500
6.75% 5/30/40		4,530,000	4,756,500
6.875% 3/17/36		7,770,000	8,236,200
7% 9/26/16		3,050,000	3,385,500
7% 3/11/19		1,770,000	1,991,250
7.25% 3/5/38		4,825,000	5,367,813
7.375% 2/5/25		7,475,000	8,446,750
7.5% 7/14/17		2,875,000	3,255,938
7.5% 11/7/19		3,975,000	4,591,125
8% 2/14/34		1,900,000	2,261,000
11.875% 1/15/30		2,210,000	3,497,325
TOTAL TURKEY			65,706,460
Ukraine - 2.4%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		4,375,000	3,603,906
Ukraine Government:
6.25% 6/17/16 (f)		3,415,000	2,936,900
6.75% 11/14/17 (f)		1,965,000	1,677,521
7.75% 9/23/20 (f)		3,120,000	2,652,000
7.8% 11/28/22 (f)		2,400,000	1,998,000
7.95% 6/4/14 (f)		8,565,000	8,158,163
7.95% 2/23/21 (f)		2,200,000	1,875,500
9.25% 7/24/17 (f)		5,365,000	4,929,362
TOTAL UKRAINE			27,831,352
United Arab Emirates - 0.1%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		1,190,000	1,414,613
United States of America - 1.0%
U.S. Treasury Bonds 3.625% 8/15/43		11,475,000	11,340,524
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,290,000	6,805,585
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 5.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		$ 57,010	$ 1,468,008
6% 12/9/20		2,680,000	1,947,020
7% 3/31/38		2,400,000	1,566,000
8.5% 10/8/14		4,885,000	4,885,000
9% 5/7/23 (Reg. S)		10,835,000	8,776,350
9.25% 9/15/27		3,455,000	2,807,188
9.25% 5/7/28 (Reg. S)		3,975,000	3,120,375
9.375% 1/13/34		3,310,000	2,614,900
11.75% 10/21/26 (Reg. S)		6,325,000	5,834,813
11.95% 8/5/31 (Reg. S)		10,545,000	9,727,763
12.75% 8/23/22		11,960,000	11,912,160
13.625% 8/15/18		5,005,000	5,430,425
TOTAL VENEZUELA			60,090,002
Vietnam - 1.1%
Vietnamese Socialist Republic:
1.25% 3/12/16 (i)		1,909,131	1,746,854
4% 3/12/28 (e)		8,434,167	7,169,042
6.875% 1/15/16 (f)		3,740,000	3,983,100
TOTAL VIETNAM			12,898,996
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		1,635,000	1,422,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $650,265,991)			641,900,240
Supranational Obligations - 0.1%

Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S) (Cost $1,488,532)		1,500,000	1,545,000
Sovereign Loan Participations - 0.6%

Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (i)		4,126,424	3,858,206
1.25% 12/14/19 (i)		3,332,759	3,116,129
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,142,006)			6,974,335
Preferred Securities - 1.2%
	Principal Amount (d)	Value
Brazil - 0.7%
Cosan Overseas Ltd. 8.25% (g)	$ 2,150,000	$ 2,188,224
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	5,560,000	5,851,333
TOTAL BRAZIL		8,039,557
British Virgin Islands - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	300,000	286,681
Cayman Islands - 0.4%
CSN Islands XII Corp. 7% (Reg. S) (g)	4,915,000	4,042,777
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	150,000	146,025
TOTAL CAYMAN ISLANDS		4,188,802
India - 0.1%
Reliance Industries Ltd. 5.875% (f)(g)	2,000,000	1,638,200
TOTAL PREFERRED SECURITIES (Cost $15,463,314)		14,153,240
Money Market Funds - 7.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $79,956,314)	79,956,314	79,956,314
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,142,253,733)		1,131,039,325
NET OTHER ASSETS (LIABILITIES) - 1.8%		20,622,823
NET ASSETS - 100%		$ 1,151,662,148
Currency Abbreviations
BRL	-	Brazilian real
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $472,388,864 or 41.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,786
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 386,510,196	$ -	$ 386,510,196	$ -
Government Obligations	641,900,240	-	638,550,240	3,350,000
Supranational Obligations	1,545,000	-	1,545,000	-
Sovereign Loan Participations	6,974,335	-	-	6,974,335
Preferred Securities	14,153,240	-	14,153,240	-
Money Market Funds	79,956,314	79,956,314	-	-
Total Investments in Securities:	$ 1,131,039,325	$ 79,956,314	$ 1,040,758,676	$ 10,324,335
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,133,827,946. Net unrealized depreciation aggregated $2,788,621, of which $36,203,249 related to appreciated investment securities and $38,991,870 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013